Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.89%
Advertising–0.10%
Interpublic Group of Cos., Inc. (The)	1,299	$28,007
Omnicom Group, Inc.	757	59,273
		87,280
Aerospace & Defense–2.68%
Arconic, Inc.	1,338	34,788
Boeing Co. (The)	1,847	702,728
General Dynamics Corp.	808	147,646
Huntington Ingalls Industries, Inc.	142	30,074
L3Harris Technologies, Inc.	771	160,861
Lockheed Martin Corp.	858	334,671
Northrop Grumman Corp.	543	203,511
Raytheon Co.	958	187,950
Textron, Inc.	795	38,923
TransDigm Group, Inc.	171	89,035
United Technologies Corp.	2,803	382,666
		2,312,853
Agricultural & Farm Machinery–0.21%
Deere & Co.	1,091	184,030
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,928	79,183
Air Freight & Logistics–0.57%
C.H. Robinson Worldwide, Inc.	469	39,762
Expeditors International of Washington, Inc.	591	43,905
FedEx Corp.	824	119,950
United Parcel Service, Inc., Class B	2,413	289,126
		492,743
Airlines–0.39%
Alaska Air Group, Inc.	438	28,430
American Airlines Group, Inc.	1,391	37,515
Delta Air Lines, Inc.	2,000	115,200
Southwest Airlines Co.	1,682	90,845
United Airlines Holdings, Inc.(b)	760	67,192
		339,182
Alternative Carriers–0.05%
CenturyLink, Inc.	3,393	42,345
Apparel Retail–0.46%
Gap, Inc. (The)	761	13,211
L Brands, Inc.	833	16,319
Ross Stores, Inc.	1,264	138,850
TJX Cos., Inc. (The)	4,164	232,101
		400,481
Shares		Value
Apparel, Accessories & Luxury Goods–0.27%
Capri Holdings Ltd.(b)	543	$18,006
Hanesbrands, Inc.	1,228	18,813
PVH Corp.	257	22,675
Ralph Lauren Corp.	187	17,853
Tapestry, Inc.	998	25,998
Under Armour, Inc., Class A(b)	669	13,340
Under Armour, Inc., Class C(b)	671	12,165
VF Corp.	1,120	99,669
		228,519
Application Software–1.74%
Adobe, Inc.(b)	1,679	463,824
ANSYS, Inc.(b)	288	63,752
Autodesk, Inc.(b)	755	111,513
Cadence Design Systems Inc.(b)	967	63,899
Citrix Systems, Inc.	425	41,021
Intuit, Inc.	898	238,814
salesforce.com, inc.(b)	3,030	449,773
Synopsys, Inc.(b)	515	70,684
		1,503,280
Asset Management & Custody Banks–0.79%
Affiliated Managers Group, Inc.	184	15,336
Ameriprise Financial, Inc.	452	66,489
Bank of New York Mellon Corp. (The)	2,964	134,003
BlackRock, Inc.	405	180,484
Franklin Resources, Inc.	974	28,110
Invesco Ltd.(c)	1,319	22,344
Northern Trust Corp.	748	69,803
State Street Corp.	1,284	76,000
T. Rowe Price Group, Inc.	813	92,885
		685,454
Auto Parts & Equipment–0.12%
Aptiv PLC	887	77,542
BorgWarner, Inc.	728	26,703
		104,245
Automobile Manufacturers–0.33%
Ford Motor Co.	13,498	123,642
General Motors Co.	4,342	162,738
		286,380
Automotive Retail–0.34%
Advance Auto Parts, Inc.	251	41,515
AutoZone, Inc.(b)	85	92,193
CarMax, Inc.(b)	571	50,248
O’Reilly Automotive, Inc.(b)	264	105,207
		289,163

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Biotechnology–2.09%
AbbVie, Inc.	5,110	$386,929
Alexion Pharmaceuticals, Inc.(b)	771	75,512
Amgen, Inc.	2,072	400,953
Biogen, Inc.(b)	637	148,306
Celgene Corp.(b)	2,449	243,186
Gilead Sciences, Inc.	4,371	277,034
Incyte Corp.(b)	612	45,429
Regeneron Pharmaceuticals, Inc.(b)	276	76,562
Vertex Pharmaceuticals, Inc.(b)	888	150,445
		1,804,356
Brewers–0.04%
Molson Coors Brewing Co., Class B	645	37,087
Broadcasting–0.17%
CBS Corp., Class B	1,111	44,851
Discovery, Inc., Class A(b)	542	14,433
Discovery, Inc., Class C(b)	1,167	28,732
Fox Corp., Class A	1,245	39,261
Fox Corp., Class B	585	18,451
		145,728
Building Products–0.29%
A.O. Smith Corp.	495	23,616
Allegion PLC	329	34,101
Fortune Brands Home & Security, Inc.	480	26,256
Johnson Controls International PLC	2,740	120,259
Masco Corp.	1,000	41,680
		245,912
Cable & Satellite–1.12%
Charter Communications, Inc., Class A(b)	558	229,963
Comcast Corp., Class A	15,678	706,764
DISH Network Corp., Class A(b)	831	28,312
		965,039
Casinos & Gaming–0.10%
MGM Resorts International	1,802	49,952
Wynn Resorts, Ltd.	339	36,856
		86,808
Commodity Chemicals–0.24%
Dow, Inc.	2,578	122,841
LyondellBasell Industries N.V., Class A	891	79,718
		202,559
Communications Equipment–1.07%
Arista Networks, Inc.(b)	188	44,917
Cisco Systems, Inc.	14,675	725,092
F5 Networks, Inc.(b)	211	29,628
Juniper Networks, Inc.	1,185	29,329
Motorola Solutions, Inc.	571	97,304
		926,270
Shares		Value
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	799	$55,123
Construction & Engineering–0.07%
Jacobs Engineering Group, Inc.	468	42,822
Quanta Services, Inc.	513	19,391
		62,213
Construction Machinery & Heavy Trucks–0.54%
Caterpillar, Inc.	1,944	245,547
Cummins, Inc.	548	89,143
PACCAR, Inc.	1,192	83,452
Wabtec Corp.	626	44,984
		463,126
Construction Materials–0.15%
Martin Marietta Materials, Inc.	218	59,754
Vulcan Materials Co.	454	68,663
		128,417
Consumer Electronics–0.05%
Garmin Ltd.	499	42,260
Consumer Finance–0.68%
American Express Co.	2,358	278,904
Capital One Financial Corp.	1,616	147,024
Discover Financial Services	1,099	89,118
Synchrony Financial	2,083	71,009
		586,055
Copper–0.06%
Freeport-McMoRan, Inc.	4,971	47,572
Data Processing & Outsourced Services–4.05%
Alliance Data Systems Corp.	135	17,298
Automatic Data Processing, Inc.	1,498	241,807
Broadridge Financial Solutions, Inc.	399	49,648
Fidelity National Information Services, Inc.	2,120	281,451
Fiserv, Inc.(b)	1,973	204,383
FleetCor Technologies, Inc.(b)	299	85,747
Global Payments, Inc.	1,040	165,360
Jack Henry & Associates, Inc.	264	38,536
Mastercard, Inc., Class A	3,085	837,793
Paychex, Inc.	1,100	91,047
PayPal Holdings, Inc.(b)	4,067	421,301
Visa, Inc., Class A	5,969	1,026,728
Western Union Co. (The)	1,501	34,778
		3,495,877
Department Stores–0.07%
Kohl’s Corp.	549	27,263
Macy’s, Inc.	1,085	16,861
Nordstrom, Inc.	381	12,828
		56,952
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Distillers & Vintners–0.18%
Brown-Forman Corp., Class B	628	$39,426
Constellation Brands, Inc., Class A	575	119,186
		158,612
Distributors–0.10%
Genuine Parts Co.	502	49,994
LKQ Corp.(b)	1,064	33,463
		83,457
Diversified Banks–4.24%
Bank of America Corp.	28,960	844,763
Citigroup, Inc.	7,808	539,377
JPMorgan Chase & Co.	11,052	1,300,710
U.S. Bancorp	4,957	274,320
Wells Fargo & Co.	13,860	699,098
		3,658,268
Diversified Chemicals–0.04%
Eastman Chemical Co.	476	35,143
Diversified Support Services–0.15%
Cintas Corp.	290	77,749
Copart, Inc.(b)	693	55,669
		133,418
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	2,621	144,967
Electric Utilities–2.17%
Alliant Energy Corp.	813	43,845
American Electric Power Co., Inc.	1,698	159,086
Duke Energy Corp.	2,518	241,375
Edison International	1,237	93,294
Entergy Corp.	686	80,509
Evergy, Inc.	813	54,113
Eversource Energy	1,117	95,470
Exelon Corp.	3,343	161,500
FirstEnergy Corp.	1,866	89,997
NextEra Energy, Inc.	1,689	393,520
Pinnacle West Capital Corp.	394	38,246
PPL Corp.	2,485	78,253
Southern Co. (The)	3,613	223,175
Xcel Energy, Inc.	1,812	117,581
		1,869,964
Electrical Components & Equipment–0.47%
AMETEK, Inc.	783	71,895
Eaton Corp. PLC	1,456	121,066
Emerson Electric Co.	2,116	141,476
Rockwell Automation, Inc.	406	66,909
		401,346
Electronic Components–0.20%
Amphenol Corp., Class A	1,028	99,202
Shares		Value
Electronic Components–(continued)
Corning, Inc.	2,702	$77,061
		176,263
Electronic Equipment & Instruments–0.10%
FLIR Systems, Inc.	482	25,348
Keysight Technologies, Inc.(b)	647	62,921
		88,269
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	121	16,407
TE Connectivity Ltd.	1,159	107,996
		124,403
Environmental & Facilities Services–0.27%
Republic Services, Inc.	741	64,134
Rollins, Inc.	506	17,239
Waste Management, Inc.	1,344	154,560
		235,933
Fertilizers & Agricultural Chemicals–0.20%
CF Industries Holdings, Inc.	754	37,097
Corteva, Inc.	2,578	72,184
FMC Corp.	450	39,456
Mosaic Co. (The)	1,247	25,563
		174,300
Financial Exchanges & Data–1.10%
Cboe Global Markets, Inc.	383	44,011
CME Group, Inc.	1,237	261,428
Intercontinental Exchange, Inc.	1,941	179,096
MarketAxess Holdings, Inc.	128	41,920
Moody’s Corp.	562	115,114
MSCI, Inc.	290	63,147
Nasdaq, Inc.	398	39,541
S&P Global, Inc.	850	208,233
		952,490
Food Distributors–0.16%
Sysco Corp.	1,773	140,776
Food Retail–0.08%
Kroger Co. (The)	2,775	71,539
Footwear–0.47%
NIKE, Inc., Class B	4,319	405,640
Gas Utilities–0.05%
Atmos Energy Corp.	402	45,784
General Merchandise Stores–0.49%
Dollar General Corp.	888	141,139
Dollar Tree, Inc.(b)	817	93,269
Target Corp.	1,763	188,482
		422,890
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Gold–0.12%
Newmont Goldcorp Corp.	2,822	$107,010
Health Care Distributors–0.25%
AmerisourceBergen Corp.	534	43,964
Cardinal Health, Inc.	1,047	49,408
Henry Schein, Inc.(b)	512	32,512
McKesson Corp.	638	87,189
		213,073
Health Care Equipment–3.41%
Abbott Laboratories	6,109	511,140
ABIOMED, Inc.(b)	157	27,929
Baxter International, Inc.	1,764	154,297
Becton, Dickinson and Co.	932	235,759
Boston Scientific Corp.(b)	4,815	195,922
Danaher Corp.	2,206	318,613
Edwards Lifesciences Corp.(b)	717	157,675
Hologic, Inc.(b)	922	46,552
IDEXX Laboratories, Inc.(b)	295	80,219
Intuitive Surgical, Inc.(b)	398	214,892
Medtronic PLC	4,637	503,671
ResMed, Inc.	492	66,474
Stryker Corp.	1,108	239,660
Teleflex, Inc.	161	54,700
Varian Medical Systems, Inc.(b)	318	37,871
Zimmer Biomet Holdings, Inc.	704	96,638
		2,942,012
Health Care Facilities–0.18%
HCA Healthcare, Inc.	918	110,546
Universal Health Services, Inc., Class B	284	42,245
		152,791
Health Care REITs–0.33%
HCP, Inc.	1,697	60,464
Ventas, Inc.	1,287	93,990
Welltower, Inc.	1,394	126,366
		280,820
Health Care Services–0.70%
Cigna Corp.	1,306	198,238
CVS Health Corp.	4,494	283,437
DaVita, Inc.(b)	334	19,061
Laboratory Corp. of America Holdings(b)	338	56,784
Quest Diagnostics, Inc.	461	49,341
		606,861
Health Care Supplies–0.16%
Align Technology, Inc.(b)	255	46,135
Cooper Cos., Inc. (The)	173	51,381
DENTSPLY SIRONA, Inc.	774	41,262
		138,778
Health Care Technology–0.09%
Cerner Corp.	1,099	74,919
Shares		Value
Home Furnishings–0.05%
Leggett & Platt, Inc.	451	$18,464
Mohawk Industries, Inc.(b)	206	25,558
		44,022
Home Improvement Retail–1.36%
Home Depot, Inc. (The)	3,789	879,124
Lowe’s Cos., Inc.	2,667	293,263
		1,172,387
Homebuilding–0.22%
D.R. Horton, Inc.	1,168	61,565
Lennar Corp., Class A	982	54,845
NVR, Inc.(b)	12	44,608
PulteGroup, Inc.	877	32,055
		193,073
Hotel & Resort REITs–0.05%
Host Hotels & Resorts, Inc.	2,514	43,467
Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp.	1,378	60,232
Hilton Worldwide Holdings, Inc.	991	92,272
Marriott International, Inc., Class A	951	118,276
Norwegian Cruise Line Holdings Ltd.(b)	741	38,362
Royal Caribbean Cruises Ltd.	591	64,023
		373,165
Household Appliances–0.04%
Whirlpool Corp.	221	34,998
Household Products–1.84%
Church & Dwight Co., Inc.	847	63,728
Clorox Co. (The)	437	66,367
Colgate-Palmolive Co.	2,956	217,296
Kimberly-Clark Corp.	1,183	168,045
Procter & Gamble Co. (The)	8,640	1,074,643
		1,590,079
Housewares & Specialties–0.03%
Newell Brands, Inc.	1,310	24,523
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	415	23,099
Hypermarkets & Super Centers–1.18%
Costco Wholesale Corp.	1,519	437,639
Walmart, Inc.	4,918	583,668
		1,021,307
Independent Power Producers & Energy Traders–0.08%
AES Corp. (The)	2,340	38,235
NRG Energy, Inc.	856	33,898
		72,133
Industrial Conglomerates–1.33%
3M Co.	1,984	326,170
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Industrial Conglomerates–(continued)
General Electric Co.(d)	30,168	$269,702
Honeywell International, Inc.	2,486	420,631
Roper Technologies, Inc.	359	128,019
		1,144,522
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	761	168,835
Linde PLC (United Kingdom)	1,868	361,869
		530,704
Industrial Machinery–0.81%
Dover Corp.	510	50,776
Flowserve Corp.	450	21,019
Fortive Corp.	1,014	69,520
IDEX Corp.	266	43,592
Illinois Tool Works, Inc.	1,016	158,994
Ingersoll-Rand PLC	829	102,141
Parker-Hannifin Corp.	440	79,468
Pentair PLC	580	21,924
Snap-on, Inc.	189	29,586
Stanley Black & Decker, Inc.	521	75,238
Xylem, Inc.	618	49,205
		701,463
Industrial REITs–0.26%
Duke Realty Corp.	1,237	42,021
Prologis, Inc.	2,172	185,098
		227,119
Insurance Brokers–0.55%
Aon PLC	814	157,566
Arthur J. Gallagher & Co.	637	57,056
Marsh & McLennan Cos., Inc.	1,750	175,087
Willis Towers Watson PLC	444	85,679
		475,388
Integrated Oil & Gas–2.26%
Chevron Corp.	6,561	778,134
Exxon Mobil Corp.	14,626	1,032,742
Occidental Petroleum Corp.	3,083	137,101
		1,947,977
Integrated Telecommunication Services–2.11%
AT&T, Inc.	25,259	955,800
Verizon Communications, Inc.	14,297	862,967
		1,818,767
Interactive Home Entertainment–0.33%
Activision Blizzard, Inc.	2,637	139,550
Electronic Arts, Inc.(b)	1,020	99,777
Take-Two Interactive Software, Inc.(b)	386	48,381
		287,708
Interactive Media & Services–4.80%
Alphabet, Inc., Class A(b)	1,035	1,263,880
Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(b)	1,044	$1,272,636
Facebook, Inc., Class A(b)	8,316	1,480,913
TripAdvisor, Inc.(b)	373	14,428
Twitter, Inc.(b)	2,671	110,045
		4,141,902
Internet & Direct Marketing Retail–3.42%
Amazon.com, Inc.(b)	1,435	2,491,031
Booking Holdings, Inc.(b)	146	286,541
eBay, Inc.	2,721	106,065
Expedia Group, Inc.	483	64,920
		2,948,557
Internet Services & Infrastructure–0.14%
Akamai Technologies, Inc.(b)	564	51,538
VeriSign, Inc.(b)	360	67,907
		119,445
Investment Banking & Brokerage–0.76%
Charles Schwab Corp. (The)	4,021	168,198
E*TRADE Financial Corp.	828	36,175
Goldman Sachs Group, Inc. (The)	1,118	231,683
Morgan Stanley	4,341	185,231
Raymond James Financial, Inc.	434	35,788
		657,075
IT Consulting & Other Services–1.27%
Accenture PLC, Class A	2,202	423,555
Cognizant Technology Solutions Corp., Class A	1,909	115,046
DXC Technology Co.	923	27,228
Gartner, Inc.(b)	309	44,184
International Business Machines Corp.	3,061	445,131
Leidos Holdings, Inc.	467	40,106
		1,095,250
Leisure Products–0.06%
Hasbro, Inc.	405	48,069
Life & Health Insurance–0.62%
Aflac, Inc.	2,567	134,305
Globe Life, Inc.	354	33,899
Lincoln National Corp.	696	41,983
MetLife, Inc.	2,750	129,690
Principal Financial Group, Inc.	891	50,912
Prudential Financial, Inc.	1,397	125,660
Unum Group	728	21,636
		538,085
Life Sciences Tools & Services–1.02%
Agilent Technologies, Inc.	1,069	81,918
Illumina, Inc.(b)	505	153,631
IQVIA Holdings, Inc.(b)	629	93,960
Mettler-Toledo International, Inc.(b)	84	59,170
PerkinElmer, Inc.	389	33,131
Thermo Fisher Scientific, Inc.	1,383	402,826
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	230	$51,343
		875,979
Managed Health Care–1.33%
Anthem, Inc.	885	212,489
Centene Corp.(b)	1,423	61,559
Humana, Inc.	464	118,631
UnitedHealth Group, Inc.	3,272	711,071
WellCare Health Plans, Inc.(b)	172	44,577
		1,148,327
Metal & Glass Containers–0.10%
Ball Corp.	1,152	83,877
Motorcycle Manufacturers–0.02%
Harley-Davidson, Inc.	547	19,676
Movies & Entertainment–1.44%
Netflix, Inc.(b)	1,512	404,642
Viacom, Inc., Class B	1,243	29,869
Walt Disney Co. (The)	6,226	811,372
		1,245,883
Multi-line Insurance–0.31%
American International Group, Inc.	2,995	166,822
Assurant, Inc.	210	26,422
Hartford Financial Services Group, Inc. (The)	1,244	75,399
		268,643
Multi-Sector Holdings–1.63%
Berkshire Hathaway, Inc., Class B(b)	6,778	1,409,960
Multi-Utilities–1.15%
Ameren Corp.	845	67,642
CenterPoint Energy, Inc.	1,728	52,151
CMS Energy Corp.	976	62,415
Consolidated Edison, Inc.	1,147	108,357
Dominion Energy, Inc.	2,840	230,154
DTE Energy Co.	630	83,765
NiSource, Inc.	1,311	39,225
Public Service Enterprise Group, Inc.	1,740	108,019
Sempra Energy	944	139,344
WEC Energy Group, Inc.	1,085	103,184
		994,256
Office REITs–0.21%
Alexandria Real Estate Equities, Inc.	388	59,768
Boston Properties, Inc.	496	64,311
SL Green Realty Corp.	289	23,626
Vornado Realty Trust	547	34,827
		182,532
Oil & Gas Drilling–0.02%
Helmerich & Payne, Inc.	379	15,187
Shares		Value
Oil & Gas Equipment & Services–0.39%
Baker Hughes, a GE Co., Class A	2,275	$52,780
Halliburton Co.	3,009	56,720
National Oilwell Varco, Inc.	1,333	28,260
Schlumberger Ltd.	4,766	162,854
TechnipFMC PLC (United Kingdom)	1,480	35,727
		336,341
Oil & Gas Exploration & Production–0.90%
Apache Corp.	1,294	33,127
Cabot Oil & Gas Corp.	1,488	26,144
Cimarex Energy Co.	350	16,779
Concho Resources, Inc.	690	46,851
ConocoPhillips	3,837	218,632
Devon Energy Corp.	1,429	34,382
Diamondback Energy, Inc.	563	50,619
EOG Resources, Inc.	1,998	148,292
Hess Corp.	894	54,069
Marathon Oil Corp.	2,816	34,552
Noble Energy, Inc.	1,681	37,755
Pioneer Natural Resources Co.	579	72,821
		774,023
Oil & Gas Refining & Marketing–0.52%
HollyFrontier Corp.	523	28,054
Marathon Petroleum Corp.	2,281	138,571
Phillips 66	1,549	158,617
Valero Energy Corp.	1,436	122,405
		447,647
Oil & Gas Storage & Transportation–0.40%
Kinder Morgan, Inc.	6,705	138,190
ONEOK, Inc.	1,420	104,640
Williams Cos., Inc. (The)	4,189	100,787
		343,617
Packaged Foods & Meats–1.09%
Campbell Soup Co.	582	27,308
Conagra Brands, Inc.	1,672	51,297
General Mills, Inc.	2,085	114,925
Hershey Co. (The)	514	79,665
Hormel Foods Corp.	959	41,937
JM Smucker Co. (The)	399	43,898
Kellogg Co.	855	55,019
Kraft Heinz Co. (The)	2,142	59,837
Lamb Weston Holdings, Inc.	513	37,305
McCormick & Co., Inc.	420	65,646
Mondelez International, Inc., Class A	4,985	275,770
Tyson Foods, Inc., Class A	1,014	87,346
		939,953
Paper Packaging–0.27%
Amcor PLC	5,590	54,503
Avery Dennison Corp.	289	32,822
International Paper Co.	1,367	57,168
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Paper Packaging–(continued)
Packaging Corp. of America	324	$34,376
Sealed Air Corp.	535	22,208
Westrock Co.	903	32,914
		233,991
Personal Products–0.19%
Coty, Inc., Class A	977	10,268
Estee Lauder Cos., Inc. (The), Class A	764	151,998
		162,266
Pharmaceuticals–4.28%
Allergan PLC	1,133	190,673
Bristol-Myers Squibb Co.	5,634	285,700
Eli Lilly and Co.	2,936	328,333
Johnson & Johnson	9,122	1,180,204
Merck & Co., Inc.	8,850	744,993
Mylan N.V.(b)	1,771	35,031
Nektar Therapeutics(b)	629	11,457
Perrigo Co. PLC	470	26,268
Pfizer, Inc.	19,124	687,125
Zoetis, Inc.	1,647	205,200
		3,694,984
Property & Casualty Insurance–0.90%
Allstate Corp. (The)	1,137	123,569
Chubb Ltd.	1,576	254,429
Cincinnati Financial Corp.	521	60,785
Loews Corp.	898	46,229
Progressive Corp. (The)	2,010	155,273
Travelers Cos., Inc. (The)	901	133,970
		774,255
Publishing–0.03%
News Corp., Class A	1,299	18,082
News Corp., Class B	442	6,318
		24,400
Railroads–0.92%
CSX Corp.	2,758	191,047
Kansas City Southern	352	46,819
Norfolk Southern Corp.	915	164,389
Union Pacific Corp.	2,437	394,745
		797,000
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)	1,176	62,340
Regional Banks–1.16%
BB&T Corp.	2,637	140,737
Citizens Financial Group, Inc.	1,544	54,611
Comerica, Inc.	516	34,051
Fifth Third Bancorp	2,504	68,559
First Republic Bank	581	56,183
Huntington Bancshares, Inc.	3,579	51,072
KeyCorp	3,515	62,708
Shares		Value
Regional Banks–(continued)
M&T Bank Corp.	461	$72,824
People’s United Financial, Inc.	1,385	21,654
PNC Financial Services Group, Inc. (The)	1,538	215,566
Regions Financial Corp.	3,489	55,196
SunTrust Banks, Inc.	1,527	105,058
SVB Financial Group(b)	179	37,402
Zions Bancorp. N.A.	627	27,914
		1,003,535
Reinsurance–0.04%
Everest Re Group, Ltd.	142	37,785
Research & Consulting Services–0.31%
Equifax, Inc.	415	58,378
IHS Markit Ltd.(b)	1,385	92,629
Nielsen Holdings PLC	1,249	26,541
Verisk Analytics, Inc.	562	88,875
		266,423
Residential REITs–0.47%
Apartment Investment & Management Co., Class A	511	26,644
AvalonBay Communities, Inc.	479	103,143
Equity Residential	1,204	103,857
Essex Property Trust, Inc.	225	73,496
Mid-America Apartment Communities, Inc.	391	50,834
UDR, Inc.	1,011	49,013
		406,987
Restaurants–1.36%
Chipotle Mexican Grill, Inc.(b)	88	73,961
Darden Restaurants, Inc.	422	49,889
McDonald’s Corp.	2,624	563,399
Starbucks Corp.	4,137	365,794
Yum! Brands, Inc.	1,053	119,442
		1,172,485
Retail REITs–0.42%
Federal Realty Investment Trust	240	32,674
Kimco Realty Corp.	1,458	30,443
Macerich Co. (The)	393	12,415
Realty Income Corp.	1,099	84,271
Regency Centers Corp.	574	39,887
Simon Property Group, Inc.	1,063	165,456
		365,146
Semiconductor Equipment–0.42%
Applied Materials, Inc.	3,193	159,330
KLA-Tencor Corp.	555	88,495
Lam Research Corp.	499	115,324
		363,149
Semiconductors–3.45%
Advanced Micro Devices, Inc.(b)	3,752	108,771
Analog Devices, Inc.	1,272	142,121
Broadcom, Inc.	1,375	379,596
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Semiconductors–(continued)
Intel Corp.	15,313	$789,079
Maxim Integrated Products, Inc.	937	54,262
Microchip Technology, Inc.	818	76,000
Micron Technology, Inc.(b)	3,811	163,301
NVIDIA Corp.	2,104	366,243
Qorvo, Inc.(b)	409	30,323
QUALCOMM, Inc.	4,201	320,452
Skyworks Solutions, Inc.	593	46,995
Texas Instruments, Inc.	3,231	417,575
Xilinx, Inc.	873	83,721
		2,978,439
Soft Drinks–1.70%
Coca-Cola Co. (The)	13,303	724,215
Monster Beverage Corp.(b)	1,347	78,207
PepsiCo, Inc.	4,826	661,645
		1,464,067
Specialized Consumer Services–0.02%
H&R Block, Inc.	714	16,865
Specialized REITs–1.36%
American Tower Corp.	1,529	338,108
Crown Castle International Corp.	1,431	198,923
Digital Realty Trust, Inc.	716	92,944
Equinix, Inc.	293	169,003
Extra Space Storage, Inc.	438	51,167
Iron Mountain, Inc.	1,008	32,649
Public Storage	516	126,559
SBA Communications Corp.	389	93,807
Weyerhaeuser Co.	2,564	71,023
		1,174,183
Specialty Chemicals–0.85%
Albemarle Corp.	364	25,305
Celanese Corp.	427	52,218
DuPont de Nemours, Inc.	2,578	183,837
Ecolab, Inc.	864	171,107
International Flavors & Fragrances, Inc.	368	45,150
PPG Industries, Inc.	812	96,230
Sherwin-Williams Co. (The)	283	155,613
		729,460
Specialty Stores–0.14%
Tiffany & Co.	371	34,366
Tractor Supply Co.	414	37,442
Ulta Beauty, Inc.(b)	203	50,882
		122,690
Steel–0.06%
Nucor Corp.	1,048	53,354
Systems Software–4.83%
Fortinet, Inc.(b)	490	37,613
Shares		Value
Systems Software–(continued)
Microsoft Corp.	26,397	$3,669,975
Oracle Corp.	7,610	418,778
Symantec Corp.	1,965	46,433
		4,172,799
Technology Distributors–0.07%
CDW Corp.	499	61,497
Technology Hardware, Storage & Peripherals–4.20%
Apple, Inc.	14,685	3,289,000
Hewlett Packard Enterprise Co.	4,496	68,204
HP, Inc.	5,164	97,703
NetApp, Inc.	821	43,111
Seagate Technology PLC	817	43,946
Western Digital Corp.	1,022	60,952
Xerox Holdings Corp.	686	20,518
		3,623,434
Tobacco–0.78%
Altria Group, Inc.	6,444	263,560
Philip Morris International, Inc.	5,378	408,351
		671,911
Trading Companies & Distributors–0.17%
Fastenal Co.	1,970	64,360
United Rentals, Inc.(b)	269	33,528
W.W. Grainger, Inc.	152	45,167
		143,055
Trucking–0.04%
J.B. Hunt Transport Services, Inc.	295	32,642
Water Utilities–0.09%
American Water Works Co., Inc.	620	77,023
Wireless Telecommunication Services–0.10%
T-Mobile US, Inc.(b)	1,087	85,623
Total Common Stocks & Other Equity Interests (Cost $25,091,098)		85,358,191
Money Market Funds–1.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(e)	388,178	388,178
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(e)	277,317	277,400
Invesco Treasury Portfolio, Institutional Class, 1.79%(e)	443,631	443,631
Total Money Market Funds (Cost $1,109,233)		1,109,209
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $26,200,331)		86,467,400
OTHER ASSETS LESS LIABILITIES—(0.18)%		(155,031)
NET ASSETS–100.00%		$86,312,369
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2019 represented less than 1% of the Fund’s Net Assets.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/19	Dividend Income
Invesco Ltd.	$25,428	$–	$(3,665)	$2,065	$(1,484)	$22,344	$1,335

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	7	December-2019	$1,042,475	$(9,639)	$(9,639)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$85,358,191	$—	$—	$85,358,191
Money Market Funds	1,109,209	—	—	1,109,209
Total Investments in Securities	86,467,400	—	—	86,467,400
Other Investments - Liabilities*
Futures Contracts	(9,639)	—	—	(9,639)
Total Investments	$86,457,761	$—	$—	$86,457,761

*	Unrealized appreciation (depreciation).
Invesco V.I. S&P 500 Index Fund